Quarterly Holdings Report
for
Fidelity® New York Municipal Income Fund
April 30, 2022
NFY-NPRT1-0622
1.800351.118
Municipal Bonds - 97.6%
	Principal Amount (a) (000s)	Value ($) (000s)
New York - 91.3%
Brookhaven Loc Dev. Corp. Series 2020, 4% 11/1/45	1,000	1,021
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	614
5% 7/1/25	590	607
5% 7/1/26	450	463
5% 7/1/27	600	616
5% 7/1/28	360	369
5% 7/1/29	300	307
5% 7/1/30	575	587
5% 7/1/40	1,000	1,014
5.25% 7/1/35	1,000	1,024
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A, 5% 7/1/29	500	534
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	679
5% 7/1/32	1,500	1,624
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (b)	4,000	4,398
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	821
5% 7/1/30	1,250	1,361
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,643
5% 7/1/34	3,000	3,276
Series 2016 A:
5% 7/1/41	2,500	2,665
5% 7/1/46	8,000	8,501
5% 7/1/50	6,280	6,658
Series 2017, 5% 12/1/32 (b)	4,000	4,360
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	9,526
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	585
5% 7/1/27	350	371
5% 7/1/28	500	529
5% 7/1/29	725	766
5% 7/1/31	2,610	2,753
5% 7/1/32	2,660	2,804
5% 7/1/33	2,770	2,917
5% 7/1/34	2,935	3,089
5% 7/1/35	3,000	3,156
5% 7/1/36	1,000	1,051
5% 7/1/40	8,500	8,914
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	907
5% 7/1/30	1,100	1,183
5% 7/1/35	855	913
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,190
5% 7/1/36	1,430	1,546
5% 7/1/37	1,705	1,842
Erie County Fiscal Stability Auth. Series 2017 D:
5% 9/1/33	525	581
5% 9/1/34	850	940
5% 9/1/35	1,300	1,437
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2021:
5% 6/1/22	100	100
5% 6/1/25	400	424
5% 6/1/26	550	590
5% 6/1/28	155	170
5% 6/1/30	200	223
5% 6/1/32	200	224
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	791
5% 7/1/33	475	507
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/44	2,100	2,145
5% 2/15/33	10,000	10,948
5% 2/15/34	6,130	6,702
5% 2/15/36	4,750	5,187
5% 2/15/37	2,505	2,732
5% 2/15/42	14,890	16,169
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	11,440	12,985
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2016 B, 5% 9/1/36	3,500	3,785
Series 2020 A:
5% 9/1/34	1,700	1,926
5% 9/1/35	1,200	1,356
5% 9/1/37	500	562
5% 9/1/38	1,450	1,626
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/33	1,000	1,067
5% 7/1/35	1,000	1,066
5% 7/1/40	4,000	4,261
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015, 5% 5/1/31	1,205	1,285
Series 2018:
5% 5/1/32	5,000	5,590
5% 5/1/34	3,000	3,345
Monroe County Indl. Dev. Corp.:
(Rochester Reg'l. Health Proj.) Series 2020 A, 4% 12/1/46	2,500	2,347
(St. Anns Cmnty. Proj.) Series 2019, 5% 1/1/50	4,430	4,041
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,722
5% 12/1/34	760	818
5% 12/1/35	700	753
5% 12/1/36	700	753
(Univ. of Rochester Proj.):
Series 2015, 5% 7/1/32	1,250	1,334
Series 2017 A:
5% 7/1/32	1,215	1,323
5% 7/1/34	1,310	1,423
Series 2017 C:
4% 7/1/32	1,680	1,724
5% 7/1/31	800	872
Series 2017 D, 5% 7/1/31	825	900
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	3,005
5% 11/15/56	9,000	9,228
Nassau County Local Econ. Assistance Corp. Series 2014 B, 5% 7/1/27	1,000	1,049
New York Bridge Auth. Gen. Rev. Series 2021 A, 4% 1/1/51	1,085	1,105
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	5,610	6,088
New York City Gen. Oblig.:
Series 2018 F, 5% 4/1/45	15,485	16,576
Series 2019 D:
5% 12/1/41	4,305	4,678
5% 12/1/44	9,810	10,594
Series 2020 D1, 4% 3/1/44	1,475	1,477
Series 2021 A1:
4% 8/1/34	3,250	3,323
5% 8/1/32	5,000	5,670
Series 2021 F1:
5% 3/1/43	1,500	1,656
5% 3/1/50	6,475	7,080
Series 2022 A1, 5% 8/1/47	25,000	27,481
Series B:
5% 10/1/42	2,000	2,193
5% 10/1/43	3,000	3,270
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2017 EE, 5% 6/15/37	10,000	10,969
Series 2018 CC, 5% 6/15/48	7,070	7,640
Series 2019 DD 1, 5% 6/15/49	6,925	7,489
Series 2019 DD, 5.25% 6/15/49	4,410	4,868
Series 2022 AA1, 5% 6/15/48	4,880	5,400
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	4,000	4,214
Series 2016 S1, 5% 7/15/33	2,165	2,312
Series 2018 S4, 5.25% 7/15/36	8,095	8,985
Series 2019 S1, 5% 7/15/43	1,715	1,837
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	8,000	8,416
Series 2017 A1, 5% 5/1/34	1,065	1,149
Series 2017 B, 5% 8/1/34	2,640	2,859
Series 2017 E-1, 5% 2/1/34	4,500	4,870
Series 2017 F:
5% 5/1/34	7,000	7,599
5% 5/1/35	11,795	12,787
5% 5/1/38	5,000	5,406
Series 2018 A2, 5% 8/1/39	5,000	5,414
Series 2018 B-1, 5% 8/1/34	3,000	3,265
Series 2018 C2, 5% 5/1/37	4,690	5,099
Series 2021 F1, 4% 11/1/38	1,500	1,514
Series C1:
4% 5/1/42	5,000	4,978
4% 5/1/47	1,000	981
Series E, 5% 2/1/43	5,845	6,272
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/29	5,000	5,341
5% 11/15/30	2,000	2,136
5% 11/15/33	9,115	9,715
5% 11/15/34	3,000	3,196
5% 11/15/40	9,990	10,596
Series 2016 A, 5% 11/15/46	13,450	14,288
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 7/1/28	5,000	5,286
5% 7/1/29	5,000	5,278
5% 5/1/30	3,450	3,668
5% 7/1/30	5,000	5,269
5% 5/1/31	11,000	11,688
5% 7/1/31	15,000	15,800
5% 10/1/31	1,595	1,720
5% 10/1/32	1,550	1,670
Series 2015 B:
5% 10/1/33	1,010	1,085
5% 10/1/34	1,070	1,148
Series 2015:
5% 12/1/23 (b)	700	725
5% 12/1/24 (b)	600	631
5% 12/1/27 (b)	1,200	1,276
Series 2016 A:
5% 7/1/31	1,200	1,284
5% 7/1/31	600	657
5% 7/1/32	800	875
5% 7/1/33	800	854
5% 7/1/34	650	693
5% 7/1/35	500	533
5% 7/1/41	1,000	1,063
Series 2016 E, 5% 10/1/31	1,945	2,113
Series 2019 A:
4% 7/1/40	1,000	858
4% 7/1/45	3,750	3,139
5% 7/1/26	545	564
5% 7/1/27	390	404
5% 7/1/28	465	482
5% 7/1/29	750	776
5% 7/1/30	1,475	1,512
5% 7/1/32	1,540	1,566
5% 7/1/33	5,800	6,339
5% 7/1/34	1,300	1,313
5% 7/1/35	600	606
5% 7/1/36	500	505
5% 7/1/38	3,440	3,816
5% 7/1/41	1,345	1,349
5% 7/1/42	8,500	9,357
Series 2019 B, 5% 7/1/50	3,000	3,324
Series 2020 A:
4% 9/1/50	6,420	5,669
4% 7/1/53	5,805	5,565
5% 7/1/40	1,265	1,391
Series 2021 A:
4% 7/1/48	4,000	3,925
5% 7/1/46	1,025	1,100
5% 7/1/51	10,000	11,106
5% 7/1/51	3,040	3,251
Series 2022:
4% 7/1/46	4,625	4,567
5% 7/1/35	1,095	1,134
5% 7/1/47	5,625	5,691
5% 7/1/52	4,675	5,113
New York Dorm. Auth. Revs. (New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,767
New York Dorm. Auth. Sales Tax Rev.:
Series 2014 A, 5% 3/15/39	3,305	3,433
Series 2018 A:
5% 3/15/42	9,940	10,718
5% 3/15/43	9,940	10,699
Series 2018 C:
5% 3/15/35	18,870	20,542
5% 3/15/38	7,025	7,620
5% 3/15/43	6,185	6,657
Series 2018 E, 5% 3/15/44	5,000	5,400
Series 2018, 5% 3/15/48	19,700	21,177
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,107
Series 2017 E, 5% 6/15/42	5,000	5,440
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	7,508
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 B1, 5% 11/15/36	5,000	5,359
Series 2016 B2, 5% 11/15/37	12,700	13,596
New York Metropolitan Trans. Auth. Rev.:
Series 2013 A, 5% 11/15/43	2,535	2,584
Series 2013 E, 5% 11/15/43	15,375	15,774
Series 2014 A1, 5% 11/15/44	8,000	8,204
Series 2014 B, 5.25% 11/15/44	6,300	6,530
Series 2014 D, 5.25% 11/15/44	5,000	5,222
Series 2015 A1:
5% 11/15/40	5,000	5,171
5% 11/15/45	1,200	1,241
Series 2015 B, 5% 11/15/29	2,125	2,232
Series 2015 C, 5% 11/15/35	600	626
Series 2016 A1, 5% 11/15/46	32,890	34,199
Series 2016 B:
4% 11/15/36	1,825	1,814
5% 11/15/34	1,490	1,575
5% 11/15/35	8,375	8,821
Series 2016 C1:
5% 11/15/31	1,175	1,252
5% 11/15/32	730	777
Series 2016 D:
5% 11/15/30	1,805	1,927
5% 11/15/31	665	709
5.25% 11/15/31	500	540
Series 2017 A1, 5% 11/15/51	1,500	1,568
Series 2017 C-2:
0% 11/15/29	15,820	12,109
0% 11/15/32	18,000	12,007
Series 2017 C1:
5% 11/15/27	620	671
5% 11/15/30	1,015	1,088
Series 2017 D:
5% 11/15/28	2,125	2,293
5% 11/15/30	5,000	5,359
5% 11/15/32	925	986
Series 2020 C1, 5% 11/15/50	1,310	1,362
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/37	5,395	5,787
5% 2/15/37 (Pre-Refunded to 2/15/27 @ 100)	5	6
Series 2019 A, 5% 3/15/46	7,500	8,086
Series 2021 A, 5% 3/15/49	6,500	7,104
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	12,690	14,044
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/28 (c)	1,680	1,839
Series 221, 3.5% 10/1/32 (c)	5,275	5,274
Series 223, 3.5% 4/1/49	2,270	2,284
Series 226, 3.5% 10/1/50 (c)	12,035	12,031
New York State Urban Dev. Corp.:
Series 2020 A:
5% 3/15/41	5,000	5,515
5% 3/15/42	2,175	2,396
Series 2020 C:
4% 3/15/49	3,165	3,125
5% 3/15/47	7,820	8,551
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,223
5% 1/1/35	6,455	6,930
5% 1/1/41	9,320	9,932
5% 1/1/46	7,285	7,722
5% 1/1/51	23,625	24,959
Series 2019 B, 4% 1/1/45	5,000	4,874
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (c)	5,000	5,234
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 5% 7/1/34 (c)	4,000	4,145
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/38 (c)	600	571
4% 12/1/41 (c)	1,700	1,593
5% 12/1/31 (c)	800	845
5% 12/1/33 (c)	1,500	1,574
5% 12/1/35 (c)	1,240	1,294
Series 2020 C, 5% 12/1/29	1,300	1,413
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/35 (c)	7,500	7,893
5% 12/1/36 (c)	7,500	7,875
Series 2016 A, 5.25% 1/1/50 (c)	9,095	9,357
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	5,438
Series 2015 A, 5% 3/15/45	18,970	20,092
Series 2019 A, 5% 3/15/43	10,830	11,695
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 5% 7/1/52	3,000	2,814
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/29 (c)	350	381
5% 4/1/30 (c)	750	817
5% 4/1/32 (c)	900	967
5% 4/1/33 (c)	650	695
5% 4/1/34 (c)	1,765	1,885
5% 4/1/36 (c)	1,150	1,226
5% 4/1/38 (c)	750	797
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000	1,038
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000	1,037
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	11,305	11,529
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	755	852
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	545	614
(Utica College Proj.) Series 2019:
4% 7/1/39	2,625	2,484
5% 7/1/49	3,250	3,347
Onondaga Civic Dev. Corp.:
(Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	427
4% 7/1/37	275	276
4% 7/1/38	255	255
4% 7/1/39	325	324
4% 7/1/40	300	299
5% 7/1/22	200	201
5% 7/1/23	210	216
5% 7/1/24	215	224
5% 7/1/25	235	249
5% 7/1/27	815	886
5% 7/1/28	855	935
5% 7/1/31	340	374
5% 7/1/32	265	291
5% 7/1/33	300	329
5% 7/1/34	300	328
5% 7/1/35	400	437
(Syracuse Univ. Proj.) Series 2020 A, 5% 12/1/35	1,110	1,237
Onondaga County Trust for Cultural Resources Rev. Series 2019, 4% 12/1/47	10,000	9,904
Port Auth. of New York & New Jersey:
Series 218, 5% 11/1/30 (c)	1,130	1,257
Series 221:
4% 7/15/38 (c)	1,000	982
4% 7/15/40 (c)	2,000	1,951
5% 7/15/32 (c)	1,500	1,662
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A:
4% 7/1/50	1,500	1,471
5% 7/1/45	1,625	1,787
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	2,600	2,802
Suffolk County Econ. Dev. Corp. Rev. Series 2021, 5.375% 11/1/54 (b)	3,500	2,862
Suffolk Tobacco Asset Securitization Corp. Series 2021 A2, 4% 6/1/50	3,000	2,906
Syracuse Reg'l. Arpt. Auth. Series 2021:
4% 7/1/35 (c)	500	489
4% 7/1/36 (c)	500	489
5% 7/1/28 (c)	1,640	1,772
5% 7/1/29 (c)	1,500	1,633
5% 7/1/30 (c)	1,500	1,637
5% 7/1/31 (c)	1,060	1,158
5% 7/1/32 (c)	1,145	1,244
5% 7/1/33 (c)	755	815
5% 7/1/34 (c)	815	879
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/30	2,525	2,686
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	5,435	5,950
Triborough Bridge & Tunnel Auth. Revs.:
Series 2015 A, 5.25% 11/15/45	10,820	11,595
Series 2017 B, 5% 11/15/36	5,000	5,454
Series 2018 D, 4% 11/15/37	3,000	3,050
Series 2019 A, 5% 11/15/49	10,000	10,768
Series 2020 A, 5% 11/15/54	1,015	1,106
Series 2021 A:
5% 11/15/51	1,990	2,174
5% 11/15/56	6,000	6,532
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2015:
5% 8/1/27	1,600	1,712
5% 8/1/28	1,565	1,670
5% 8/1/32	1,000	1,060
Series 2020 A, 5% 9/1/36	1,500	1,663
Western Nassau County Wtr. Auth. Series 2015 A, 5% 4/1/30	350	373
Yonkers Gen. Oblig.:
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,542
5% 5/1/31 (Build America Mutual Assurance Insured)	1,000	1,117
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,111
Series 2021 B, 4% 2/15/37	1,200	1,228
TOTAL NEW YORK		1,224,351
New York And New Jersey - 6.1%
Port Auth. of New York & New Jersey:
185th Series, 5% 9/1/28 (c)	7,350	7,695
85th Series, 5.375% 3/1/28	5,155	5,606
Series 193, 5% 10/15/28 (c)	2,015	2,161
Series 202, 5% 10/15/36 (c)	5,455	5,908
Series 2021 224, 5% 7/15/56	6,795	7,461
Series 206, 5% 11/15/47 (c)	2,000	2,124
Series 214:
4% 9/1/37 (c)	4,000	3,945
4% 9/1/39 (c)	1,920	1,875
4% 9/1/43 (c)	6,500	6,304
5% 9/1/33 (c)	2,005	2,193
Series 218:
4% 11/1/47 (c)	11,280	10,825
5% 11/1/44 (c)	5,080	5,453
Series 221:
4% 7/15/36 (c)	3,000	2,982
4% 7/15/45 (c)	8,000	7,715
Series 223, 5% 7/15/56 (c)	8,850	9,476
TOTAL NEW YORK AND NEW JERSEY		81,723
Non-State Specific - 0.1%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000	1,103
Puerto Rico - 0.1%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
5.625% 7/1/27	455	482
5.625% 7/1/29	565	608
TOTAL PUERTO RICO		1,090
TOTAL MUNICIPAL BONDS (Cost $1,374,734)		1,308,267

Municipal Notes - 0.8%
	Principal Amount (a) (000s)	Value ($) (000s)
New York - 0.8%
New York City Gen. Oblig. Series 2017 B-4 & B-5, 0.35% 5/2/22 (Liquidity Facility Barclays Bank PLC), VRDN (d)	4,700	4,700
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.35% 5/2/22, LOC Landesbank Hessen-Thuringen, VRDN (d)	6,500	6,500

TOTAL MUNICIPAL NOTES (Cost $11,200)		11,200

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $1,385,934)	1,319,467
NET OTHER ASSETS (LIABILITIES) - 1.6%	20,926
NET ASSETS - 100.0%	1,340,393

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,252,000 or 1.1% of net assets.

(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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